Income taxes	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Income taxes
9.	Income taxes
Income taxes recognized in the statement of profit or loss can be detailed as follows:

For the six-month period ended 30 June
Million US dollar	2026	2025

Current tax expense	(1 743)	(1 576)
Deferred tax (expense)/income	38	172
Total income tax expense in the statement of profit or loss	(1 704)	(1 404)
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2026	2025 1

Profit/(loss) before tax	8 765	5 972
Deduct share of results of associates	148	135
Deduct exceptional share of results of associates	-	9
Profit before tax and before share of results of associates	8 617	5 828

Adjustments to the tax basis
Government incentives	(57)	(60)
Non-deductible/(non-taxable) mark-to-market on derivatives	(2 033)	(339)
Other expenses not deductible for tax purposes	705	534
Other non-taxable income	(148)	(348)

Adjusted tax basis	7 084	5 616

Aggregate weighted nominal tax rate	26.4%	26.2%

Tax at aggregated nominal tax rate	(1 871)	(1 471)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(2)	(56)
(Underprovided)/overprovided in prior years	16	20
Deductions from interest on equity	148	102
Deductions from goodwill and other tax deductions	331	260
Withholding taxes	(283)	(253)
Other tax adjustments	(43)	(7)

Total tax expense	(1 704)	(1 404)

Effective tax rate	19.8%	24.1%
The total income tax expense for the six-month period ended 30 June 2026 was (1 704) m US dollar compared to (1 404)m US dollar for the six-month period ended 30 June 2025. The effective tax rate was 19.8% for the six-month period ended 30 June 2026 compared to 24.1% for the six-month period ended 30 June 2025.
The 2026 and 2025 effective tax rates were positively impacted by non-taxable gains from derivatives related to hedging of share-based payment programs and the hedging of the shares issued in a transaction related to the combinations with Grupo Modelo and SAB – see Note
7 Exceptional items
.
Effective 1 January 2024, the company and its subsidiaries are within the scope of the OECD Pillar Two model rules either based on the adoption of Pillar Two legislation by Belgium, the jurisdiction in which the parent entity is incorporated, or by other jurisdictions where the company operates. The company assessed the impact for the six-month period ended 30 June 2026 and 30 June 2025 and concluded the impact to be not material.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.

1

Amended to conform to the 2026 presentation.